SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Schedule of supplemental cash flow disclosures

	Year Ended December 31,
	2022	2021	2020
Income taxes paid (refunds received)	410	307	377
Interest paid	168	114	124
Interest received	403	10	10

Non-cash transactions:

	Year Ended December 31,
	2022	2021	2020
Financing lease obligations incurred	162	233	192
Operating lease obligations incurred	1,162	674	317

Cash paid for amounts included in the measurement of lease liabilities:

	Year Ended December 31,
	2022	2021	2020
Operating cash flow used in operating leases	900	916	941
Operating cash flow used in finance leases	12	18	18
Financing cash flow used in finance leases	350	406	321